Intangible Assets, Net - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Intangible Assets [Line Items]
Net balance as of December 31, 2023	¥ 201	$ 28
Net balance as of June 30, 2024	167	23		¥ 201	$ 28
Additions
Amortization expense	(34)	$ (5)	¥ (50)	(85)	$ (12)	¥ (85)
Purchased software [Member]
Schedule of Intangible Assets [Line Items]
Net balance as of December 31, 2023	201
Net balance as of June 30, 2024	167			201
Additions
Amortization expense	(34)
Internal - use software [Member]
Schedule of Intangible Assets [Line Items]
Net balance as of December 31, 2023
Net balance as of June 30, 2024
Additions
Amortization expense